STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7%
Advertising - 1.8%
Advantage Sales & Marketing, Sr. Scd. Notes	6.50	11/15/2028	5,120,000	[b]	5,343,334
Clear Channel International, Sr. Scd. Notes	6.63	8/1/2025	2,687,000	[b]	2,807,579
Clear Channel Outdoor Holdings, Gtd. Notes	7.75	4/15/2028	3,445,000	[b,c]	3,630,479
Outfront Media Capital, Gtd. Notes	4.63	3/15/2030	1,860,000	[b]	1,866,273
Outfront Media Capital, Gtd. Notes	5.00	8/15/2027	1,843,000	[b]	1,892,577
Outfront Media Capital, Sr. Unscd. Notes	4.25	1/15/2029	1,325,000	[b]	1,315,029
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	3,789,000	[b]	4,011,376
				20,866,647
Aerospace & Defense - 1.1%
Bombardier, Sr. Unscd. Notes	6.00	2/15/2028	1,960,000	[b,c]	1,984,686
Bombardier, Sr. Unscd. Notes	7.13	6/15/2026	1,598,000	[b,c]	1,679,898
TransDigm, Gtd. Notes	4.63	1/15/2029	1,763,000		1,763,000
TransDigm, Gtd. Notes	4.88	5/1/2029	1,726,000		1,732,162
TransDigm, Gtd. Notes	5.50	11/15/2027	2,605,000		2,680,050
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	2,920,000	[b]	3,047,750
				12,887,546
Airlines - .5%
American Airlines, Sr. Scd. Notes	11.75	7/15/2025	1,636,000	[b]	2,026,595
American Airlines Group, Gtd. Notes	3.75	3/1/2025	1,377,000	[b,c]	1,242,536
United Airlines, Sr. Scd. Notes	4.38	4/15/2026	1,855,000	[b]	1,906,013
				5,175,144
Automobiles & Components - 2.8%
Clarios Global, Sr. Scd. Notes	6.25	5/15/2026	1,914,000	[b]	2,013,336
Dealer Tire, Sr. Unscd. Notes	8.00	2/1/2028	5,915,000	[b]	6,202,187
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	1,690,000		1,884,350
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	1,325,000		1,459,077
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,325,000		1,595,009
Ford Motor Credit, Sr. Unscd. Notes	2.90	2/16/2028	1,500,000		1,500,000
Ford Motor Credit, Sr. Unscd. Notes	3.38	11/13/2025	3,000,000		3,086,250
Ford Motor Credit, Sr. Unscd. Notes	3.82	11/2/2027	200,000		207,750
Ford Motor Credit, Sr. Unscd. Notes	4.00	11/13/2030	1,180,000		1,228,675
Ford Motor Credit, Sr. Unscd. Notes	4.13	8/17/2027	975,000		1,035,206
Ford Motor Credit, Sr. Unscd. Notes	4.27	1/9/2027	2,780,000		2,961,895
Ford Motor Credit, Sr. Unscd. Notes	5.11	5/3/2029	2,440,000		2,729,750
IHO Verwaltungs GmbH, Sr. Scd. Notes	6.38	5/15/2029	2,160,000	[b,d]	2,361,128

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Automobiles & Components - 2.8% (continued)
Real Hero Merger Sub 2, Sr. Unscd. Notes		6.25	2/1/2029	2,825,000	[b]	2,934,709
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	1,105,000	[b]	1,175,659
					32,374,981
Beverage Products - .3%
Primo Water Holdings, Gtd. Notes		4.38	4/30/2029	3,665,000	[b]	3,659,887
Building Materials - 2.0%
Builders FirstSource, Gtd. Notes		4.25	2/1/2032	2,994,000	[b]	3,065,108
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	2,899,000	[b,c]	3,085,188
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	6,404,000	[b]	6,428,815
Griffon, Gtd. Notes		5.75	3/1/2028	3,385,000		3,558,481
Masonite International, Gtd. Notes		3.50	2/15/2030	3,493,000	[b]	3,471,169
PGT Innovations, Gtd. Notes		4.38	10/1/2029	3,399,000	[b]	3,428,758
					23,037,519
Chemicals - 4.6%
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	2,938,000		2,938,000
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	2,160,000	[b]	2,239,261
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	2,155,000	[b]	2,233,765
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	2,880,000	[b]	3,116,851
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	3,194,000	[b,d]	3,260,579
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	2,840,000	[b,e]	3,228,443
Kraton Polymers, Gtd. Notes		4.25	12/15/2025	4,015,000	[b]	4,200,694
NOVA Chemicals, Sr. Unscd. Notes		4.25	5/15/2029	4,785,000	[b]	4,790,981
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	7,972,000	[b,f]	7,866,251
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	2,112,000	[b,f]	2,095,526
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	3,751,000	[b]	3,779,189
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	4,595,000	[b]	4,635,344
Unifrax Escrow Issuer, Sr. Scd. Notes		5.25	9/30/2028	2,164,000	[b]	2,193,755
Unifrax Escrow Issuer, Sr. Unscd. Notes		7.50	9/30/2029	1,205,000	[b]	1,236,354
Venator Finance, Gtd. Notes		5.75	7/15/2025	4,855,000	[b,c]	4,595,209
					52,410,202
Collateralized Loan Obligations Debt - 3.5%
Ares European XII CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	6.10	4/20/2032	1,450,000	[b,e]	1,676,370
Armada Euro I CLO, Ser. 1A, CI. DR, 3 Month EURIBOR +3.40%	EUR	3.40	10/24/2033	1,125,000	[b,e]	1,308,614

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Collateralized Loan Obligations Debt - 3.5% (continued)
Barings I CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		5.63	4/15/2031	2,000,000	[b,e]	1,917,466
Barings III CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		6.83	4/20/2031	1,000,000	[b,e]	999,077
Battalion 18 CLO, Ser. 2020-18A, Cl. D2, 3 Month LIBOR +4.00%		4.13	10/15/2032	2,000,000	[b,e]	2,000,824
Battalion X CLO, Ser. 2016-10A, Cl. DR2, 3 Month LIBOR +6.61%		6.74	1/25/2035	1,750,000	[b,e]	1,753,217
Battalion XIV CLO, Ser. 2019-14A, Cl. D, 3 Month LIBOR +3.95%		4.08	4/20/2032	4,000,000	[b,e]	4,004,400
Battalion XVI CLO, Ser. 2019-16A, CI. D, 3 Month LIBOR +4.36%		4.49	12/19/2032	3,000,000	[b,e]	3,015,063
Catamaran CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +3.65%		3.78	10/25/2031	1,520,000	[b,e]	1,512,579
Dryden 69 Euro CLO, Ser. 2019-69A, Cl. E, 3 Month EURIBOR +6.29%	EUR	6.29	4/18/2032	2,000,000	[b,e]	2,307,875
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. DR, 3 Month EURIBOR +3.50%	EUR	3.50	7/25/2035	2,000,000	[b,e]	2,330,818
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	6.20	7/25/2035	3,000,000	[b,e]	3,425,802
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.13	10/20/2031	3,000,000	[b,e]	2,931,225
KKR 26 CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		0.01	10/15/2034	1,000,000	[b,e]	987,973
Neuberger Berman Loan Advisers 24 CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.15	4/19/2030	2,000,000	[b,e]	1,987,594
Octagon Investment Partners 46 CLO, Ser. 2020-2A, Cl. ER, 3 Month LIBOR +6.60%		6.71	7/15/2036	3,000,000	[b,e]	3,002,436
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.18	4/17/2031	4,000,000	[b,e]	3,762,692
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	6.00	1/17/2032	1,000,000	[b,e]	1,152,187
					40,076,212
Commercial & Professional Services - 4.1%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	5,494,000	[b]	5,553,025
AMN Healthcare, Gtd. Notes		4.00	4/15/2029	1,910,000	[b]	1,970,814
AMN Healthcare, Gtd. Notes		4.63	10/1/2027	2,005,000	[b]	2,082,694
APX Group, Gtd. Notes		5.75	7/15/2029	2,493,000	[b]	2,464,206
APX Group, Sr. Scd. Notes		6.75	2/15/2027	1,419,000	[b]	1,509,248
HealthEquity, Gtd. Notes		4.50	10/1/2029	4,457,000	[b,f]	4,529,426
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	1,032,000	[b,c]	973,682
Paysafe Finance, Sr. Scd. Notes		4.00	6/15/2029	4,210,000	[b,c]	4,036,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Commercial & Professional Services - 4.1% (continued)
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	3,471,000	[b]	3,593,006
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	8,275,000	[b,c]	8,011,772
The ADT Security, Sr. Scd. Notes		4.88	7/15/2032	2,550,000	[b]	2,575,500
United Rentals North America, Gtd. Notes		4.00	7/15/2030	2,225,000		2,311,219
United Rentals North America, Gtd. Notes		4.88	1/15/2028	2,500,000		2,646,300
WW International, Sr. Scd. Notes		4.50	4/15/2029	4,250,000	[b]	4,166,328
					46,423,557
Consumer Discretionary - 6.6%
Allen Media, Gtd. Notes		10.50	2/15/2028	6,445,000	[b]	6,627,812
Ashton Woods USA, Sr. Unscd. Notes		4.63	8/1/2029	3,944,000	[b]	3,987,305
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,840,000	[b]	1,958,928
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	3,750,000	[b]	3,871,875
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,405,000	[b]	1,702,265
Boyd Gaming, Gtd. Notes		4.75	6/15/2031	3,980,000	[b]	4,109,350
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	1,485,000	[b]	1,565,201
Caesars Entertainment, Sr. Unscd. Notes		4.63	10/15/2029	2,379,000	[b]	2,411,711
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	1,020,000	[b,c]	1,147,985
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	895,000	[b]	1,121,890
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	5,180,000	[b]	5,361,300
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	2,750,000	[b]	2,939,063
Cinemark USA, Gtd. Notes		5.88	3/15/2026	2,445,000	[b,c]	2,472,714
Everi Holdings, Gtd. Notes		5.00	7/15/2029	3,430,000	[b]	3,518,940
Gamma Bidco, Sr. Scd. Notes	EUR	5.13	7/15/2025	2,395,000	[b]	2,836,469
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	5,022,000	[b]	5,373,640
Lions Gate Capital Holdings, Gtd. Notes		5.50	4/15/2029	690,000	[b]	714,164
NCL Finance, Gtd. Notes		6.13	3/15/2028	3,470,000	[b]	3,606,076
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	2,048,000	[c]	1,964,790
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	2,040,000	[b]	2,099,558
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	3,155,000	[b]	3,231,600
Scientific Games International, Gtd. Notes		7.25	11/15/2029	1,065,000	[b]	1,198,005
Scientific Games International, Gtd. Notes		8.25	3/15/2026	2,985,000	[b]	3,171,563

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Consumer Discretionary - 6.6% (continued)
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	2,785,000	[b]	3,000,893
Tempur Sealy International, Gtd. Notes		3.88	10/15/2031	1,760,000	[b]	1,764,400
Tempur Sealy International, Gtd. Notes		4.00	4/15/2029	3,420,000	[b]	3,526,875
					75,284,372
Consumer Staples - .9%
Edgewell Personal Care, Gtd. Notes		4.13	4/1/2029	1,810,000	[b]	1,809,457
Edgewell Personal Care, Gtd. Notes		5.50	6/1/2028	2,394,000	[b]	2,531,368
Kronos Acquisition Holdings, Sr. Scd. Notes		5.00	12/31/2026	3,164,000	[b]	3,164,000
Spectrum Brands, Gtd. Notes		5.50	7/15/2030	2,645,000	[b]	2,932,644
					10,437,469
Diversified Financials - 3.5%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	5,115,000	[b]	5,357,962
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,670,000	[b]	1,734,771
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	1,765,000	[b]	2,490,624
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,590,000	[b,c]	1,928,522
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	3,590,000		3,729,113
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	3,715,000		3,886,819
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	5,305,000	[b]	5,471,338
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	1,825,000	[b]	1,912,691
Navient, Sr. Unscd. Notes		6.75	6/15/2026	3,575,000		3,949,946
PennyMac Financial Services, Gtd. Notes		5.75	9/15/2031	3,410,000	[b]	3,409,250
Rocket Mortgage, Gtd. Notes		3.88	3/1/2031	4,369,000	[b]	4,412,690
Rocket Mortgage, Gtd. Notes		5.25	1/15/2028	970,000	[b]	1,046,388
					39,330,114
Electronic Components - 1.8%
Atkore, Sr. Unscd. Notes		4.25	6/1/2031	3,575,000	[b]	3,686,719
Energizer Holdings, Gtd. Notes		4.38	3/31/2029	4,060,000	[b]	4,034,625
Energizer Holdings, Gtd. Notes		4.75	6/15/2028	2,690,000	[b]	2,739,873
Sensata Technologies, Gtd. Notes		3.75	2/15/2031	2,615,000	[b]	2,636,155
TTM Technologies, Gtd. Notes		4.00	3/1/2029	4,245,000	[b]	4,233,538
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	3,260,000	[b]	3,614,525
					20,945,435
Energy - 10.8%
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	2,569,000	[b]	2,657,117

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Energy - 10.8% (continued)
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	1,800,000	[b]	1,971,378
Antero Resources, Gtd. Notes	5.38	3/1/2030	1,980,000	[b]	2,087,712
Antero Resources, Gtd. Notes	7.63	2/1/2029	1,830,000	[b]	2,048,228
Antero Resources, Gtd. Notes	8.38	7/15/2026	944,000	[b]	1,070,477
Apache, Sr. Unscd. Notes	4.25	1/15/2030	1,105,000	[c]	1,192,748
Apache, Sr. Unscd. Notes	5.10	9/1/2040	2,199,000		2,465,585
Archrock Partners, Gtd. Notes	6.25	4/1/2028	4,163,000	[b]	4,311,161
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	3,246,000	[b]	3,402,912
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	1,660,000	[b]	1,796,950
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	3,580,000	[b,c]	3,652,853
Cheniere Energy, Sr. Scd. Notes	4.63	10/15/2028	3,260,000		3,439,300
Cheniere Energy Partners, Gtd. Notes	4.00	3/1/2031	3,345,000	[b]	3,507,065
Cheniere Energy Partners, Gtd. Notes	4.50	10/1/2029	2,750,000		2,927,045
Colgate Energy Partners III, Sr. Unscd. Notes	5.88	7/1/2029	2,780,000	[b]	2,804,381
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	2,811,000	[b]	2,896,595
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	2,036,000	[b]	2,133,164
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	3,575,000	[b]	3,737,126
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	2,327,000	[b]	2,384,477
Endeavor Energy Resources, Sr. Unscd. Notes	5.75	1/30/2028	3,790,000	[b]	3,993,712
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	2,955,000		3,050,993
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	1,475,000		1,551,058
EQM Midstream Partners, Sr. Unscd. Notes	4.75	1/15/2031	2,210,000	[b]	2,301,207
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	1,485,000		1,633,307
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	930,000	[b]	1,020,629
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	1,165,000	[b]	1,311,790
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,780,000		2,769,770
Genesis Energy, Gtd. Notes	8.00	1/15/2027	1,990,000		2,017,492
Matador Resources, Gtd. Notes	5.88	9/15/2026	850,000		879,776
Occidental Petroleum, Sr. Unscd. Notes	3.50	8/15/2029	2,020,000		2,057,107

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Energy - 10.8% (continued)
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	2,095,000	[c]	2,517,614
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	1,503,000		1,760,389
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	2,435,000		3,066,578
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	2,712,000		3,069,604
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	1,410,000		1,835,115
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	2,390,000		3,249,635
Ovintiv, Gtd. Notes	6.63	8/15/2037	2,925,000		4,019,417
PDC Energy, Gtd. Notes	5.75	5/15/2026	2,668,000		2,781,390
PDC Energy, Gtd. Notes	6.13	9/15/2024	577,000		586,376
Precision Drilling, Gtd. Notes	6.88	1/15/2029	1,390,000	[b]	1,453,940
Precision Drilling, Gtd. Notes	7.13	1/15/2026	765,000	[b,c]	787,292
Rockcliff Energy II, Sr. Unscd. Notes	5.50	10/15/2029	2,343,000	[b,f]	2,381,074
Southwestern Energy, Gtd. Notes	5.38	2/1/2029	2,538,000	[b]	2,718,350
Southwestern Energy, Gtd. Notes	5.38	3/15/2030	2,390,000		2,582,335
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	900,000		1,020,582
Targa Resources Partners, Gtd. Notes	4.00	1/15/2032	995,000	[b]	1,029,527
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,040,000		1,093,300
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	1,325,000		1,430,311
TerraForm Power Operating, Gtd. Notes	4.75	1/15/2030	4,135,000	[b]	4,331,412
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	2,033,000		2,155,193
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	2,116,000		2,205,934
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	4,045,000		4,346,191
				123,494,674
Environmental Control - 1.2%
Covanta Holding, Gtd. Notes	5.00	9/1/2030	2,690,000		2,720,370
Covanta Holding, Sr. Unscd. Notes	6.00	1/1/2027	2,660,000		2,760,761
Harsco, Gtd. Notes	5.75	7/31/2027	5,080,000	[b]	5,270,500
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	2,549,000	[b]	2,578,033
				13,329,664
Food Products - 1.6%
Albertsons, Gtd. Notes	3.50	3/15/2029	1,877,000	[b]	1,875,545
Kraft Heinz Foods, Gtd. Notes	4.25	3/1/2031	1,560,000		1,764,637
Kraft Heinz Foods, Gtd. Notes	4.38	6/1/2046	1,140,000		1,299,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Food Products - 1.6% (continued)
Kraft Heinz Foods, Gtd. Notes	5.20	7/15/2045	1,185,000		1,486,743
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	954,000		1,170,343
Post Holdings, Gtd. Notes	4.63	4/15/2030	3,840,000	[b]	3,874,483
Post Holdings, Gtd. Notes	5.50	12/15/2029	1,715,000	[b]	1,820,198
Post Holdings, Gtd. Notes	5.75	3/1/2027	1,015,000	[b]	1,056,082
United Natural Foods, Gtd. Notes	6.75	10/15/2028	3,970,000	[b]	4,302,487
				18,649,956
Food Service - .2%
TKC Holdings, Sr. Unscd. Notes	10.50	5/15/2029	1,841,000	[b]	2,021,004
Forest Products & Paper - .3%
Ahlstrom-Munksjo Holding 3, Sr. Scd. Bonds	4.88	2/4/2028	3,600,000	[b]	3,635,100
Health Care - 6.5%
Air Methods, Sr. Unscd. Notes	8.00	5/15/2025	6,460,000	[b]	6,179,797
Bausch Health, Gtd. Notes	5.25	1/30/2030	1,715,000	[b,c]	1,601,844
Bausch Health, Gtd. Notes	6.25	2/15/2029	875,000	[b]	867,073
Bausch Health, Gtd. Notes	7.25	5/30/2029	1,315,000	[b]	1,349,492
Bausch Health, Gtd. Notes	9.00	12/15/2025	2,027,000	[b]	2,141,982
Bausch Health, Sr. Scd. Notes	4.88	6/1/2028	1,984,000	[b]	2,058,400
Bausch Health Americas, Gtd. Notes	8.50	1/31/2027	936,000	[b]	998,197
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes	5.50	1/15/2028	4,600,000	[b]	4,771,672
Community Health Systems, Scd. Notes	6.13	4/1/2030	3,525,000	[b]	3,429,966
Community Health Systems, Scd. Notes	6.88	4/15/2029	2,445,000	[b]	2,454,132
Community Health Systems, Sr. Scd. Notes	4.75	2/15/2031	2,830,000	[b]	2,851,225
Community Health Systems, Sr. Scd. Notes	5.63	3/15/2027	1,052,000	[b]	1,102,896
DaVita, Gtd. Notes	4.63	6/1/2030	3,055,000	[b]	3,146,225
Encompass Health, Gtd. Notes	4.75	2/1/2030	2,155,000		2,269,215
Grifols Escrow Issuer, Sr. Unscd. Notes	4.75	10/15/2028	3,359,000	[b,f]	3,436,257
HCA, Gtd. Notes	3.50	9/1/2030	2,110,000		2,237,423
Legacy LifePoint Health, Sr. Scd. Notes	6.75	4/15/2025	500,000	[b]	526,050
LifePoint Health, Gtd. Notes	5.38	1/15/2029	1,615,000	[b]	1,573,470
Mozart Debt Merger Sub, Sr. Scd. Notes	3.88	4/1/2029	1,600,000		1,600,000
Mozart Debt Merger Sub, Sr. Unscd. Notes	5.25	10/1/2029	2,816,000		2,816,000
Organon & Co., Sr. Scd. Notes	4.13	4/30/2028	1,230,000	[b]	1,256,138
Organon & Co., Sr. Unscd. Notes	5.13	4/30/2031	5,290,000	[b]	5,562,964

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Health Care - 6.5% (continued)
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.25	2/1/2028	3,468,000	[b]	3,716,794
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.38	6/1/2025	810,000	[b]	855,810
Prime Healthcare Services, Sr. Scd. Notes	7.25	11/1/2025	3,805,000	[b]	4,085,619
Tenet Healthcare, Gtd. Notes	6.13	10/1/2028	2,510,000	[b]	2,639,918
Tenet Healthcare, Scd. Notes	6.25	2/1/2027	3,415,000	[b]	3,547,331
Tenet Healthcare, Sr. Scd. Notes	4.63	6/15/2028	2,990,000	[b]	3,101,990
Tenet Healthcare, Sr. Scd. Notes	5.13	11/1/2027	2,260,000	[b]	2,358,875
				74,536,755
Industrial - 2.0%
Arcosa, Gtd. Notes	4.38	4/15/2029	3,120,000	[b]	3,162,900
Dycom Industries, Gtd. Notes	4.50	4/15/2029	4,482,000	[b,c]	4,506,539
Gates Global, Gtd. Notes	6.25	1/15/2026	3,465,000	[b]	3,599,269
Husky III Holding, Sr. Unscd. Notes	13.00	2/15/2025	4,325,000	[b,c,d]	4,609,563
Titan Acquisition, Sr. Unscd. Notes	7.75	4/15/2026	1,685,000	[b]	1,724,176
VM Consolidated, Gtd. Notes	5.50	4/15/2029	4,571,000	[b]	4,655,541
				22,257,988
Insurance - 1.1%
Alliant Holdings Intermediate, Sr. Scd. Notes	4.25	10/15/2027	3,825,000	[b]	3,870,154
Alliant Holdings Intermediate, Sr. Unscd. Notes	6.75	10/15/2027	2,350,000	[b]	2,435,376
AmWINS Group, Sr. Unscd. Notes	4.88	6/30/2029	5,820,000	[b]	5,909,046
				12,214,576
Internet Software & Services - 1.4%
Endure Digital, Sr. Unscd. Notes	6.00	2/15/2029	4,956,000	[b]	4,715,510
Match Group Holdings II, Sr. Unscd. Notes	3.63	10/1/2031	1,317,000	[b,f]	1,303,013
Netflix, Sr. Unscd. Notes	4.88	6/15/2030	3,420,000	[b]	4,031,325
Northwest Fiber, Sr. Scd. Notes	4.75	4/30/2027	1,768,000		1,768,000
Northwest Fiber, Sr. Unscd. Notes	6.00	2/15/2028	4,125,000	[b,c]	4,108,871
				15,926,719
Materials - 2.7%
ARD Finance, Sr. Scd. Notes	6.50	6/30/2027	2,215,000	[b,d]	2,355,874
Ardagh Metal Packaging Finance USA, Sr. Scd. Notes	3.25	9/1/2028	1,030,000	[b]	1,028,713
Ardagh Metal Packaging Finance USA, Sr. Unscd. Notes	4.00	9/1/2029	4,065,000	[b,c]	4,115,812
Ardagh Packaging Finance, Sr. Unscd. Notes	5.25	8/15/2027	2,253,000	[b]	2,296,652
Graham Packaging, Gtd. Notes	7.13	8/15/2028	3,985,000	[b]	4,236,453
LABL, Sr. Unscd. Notes	10.50	7/15/2027	2,815,000	[b]	3,037,652

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Materials - 2.7% (continued)
Mauser Packaging Solutions Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	2,325,000		2,702,692
Mauser Packaging Solutions Holding, Sr. Scd. Notes		5.50	4/15/2024	1,550,000	[b]	1,565,500
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	2,247,000	[b]	2,339,442
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	6,762,000	[b]	6,729,542
					30,408,332
Media - 9.7%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	3,920,000	[b]	3,802,400
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	2,800,000	[b]	3,092,404
Block Communications, Gtd. Notes		4.88	3/1/2028	4,080,000	[b]	4,179,858
Cable One, Gtd. Notes		4.00	11/15/2030	4,865,000	[b,c]	4,852,837
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	3,200,000	[b]	3,305,504
CCO Holdings, Sr. Unscd. Notes		4.75	3/1/2030	3,465,000	[b]	3,626,902
CCO Holdings, Sr. Unscd. Notes		5.00	2/1/2028	4,755,000	[b]	4,969,688
CCO Holdings, Sr. Unscd. Notes		5.13	5/1/2027	2,155,000	[b]	2,246,717
CCO Holdings, Sr. Unscd. Notes		5.38	6/1/2029	4,240,000	[b]	4,584,500
CSC Holdings, Gtd. Notes		5.38	2/1/2028	1,020,000	[b]	1,067,175
CSC Holdings, Gtd. Notes		6.50	2/1/2029	1,870,000	[b]	2,027,454
CSC Holdings, Sr. Unscd. Notes		4.63	12/1/2030	5,150,000	[b]	4,888,792
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	2,780,000	[b]	2,830,471
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	1,695,000	[b,c]	1,120,819
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,934,000		2,082,009
DISH DBS, Gtd. Notes		7.38	7/1/2028	1,690,000	[c]	1,794,510
Gray Television, Gtd. Notes		4.75	10/15/2030	3,550,000	[b]	3,492,313
iHeartCommunications, Sr. Scd. Notes		4.75	1/15/2028	1,208,000	[b]	1,246,354
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	2,225,000	[b]	2,320,586
Nexstar Media, Gtd. Notes		4.75	11/1/2028	5,405,000	[b,c]	5,613,822
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	7,807,000	[b]	7,971,572
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	4,081,000	[b]	4,193,982
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	2,900,000	[b]	2,855,413
Sirius XM Radio, Gtd. Notes		4.00	7/15/2028	2,120,000	[b]	2,158,425
Sirius XM Radio, Gtd. Notes		4.13	7/1/2030	2,397,000	[b]	2,411,112
Sirius XM Radio, Gtd. Notes		5.50	7/1/2029	915,000	[b]	990,488
TEGNA, Gtd. Notes		4.75	3/15/2026	1,793,000	[b]	1,872,564
TEGNA, Gtd. Notes		5.00	9/15/2029	5,835,000		6,017,635
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	2,075,000	[b]	2,179,393
UPC Broadband Finco, Sr. Scd. Notes		4.88	7/15/2031	4,230,000	[b]	4,336,215
Virgin Media Finance, Gtd. Notes		5.00	7/15/2030	3,535,000	[b]	3,629,738

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Media - 9.7% (continued)
Virgin Media Secured Finance, Sr. Scd. Notes	5.50	5/15/2029	3,065,000	[b]	3,234,341
Ziggo, Sr. Scd. Notes	4.88	1/15/2030	3,531,000	[b]	3,645,758
Ziggo Bond, Gtd. Notes	5.13	2/28/2030	2,045,000	[b,c]	2,100,726
				110,742,477
Metals & Mining - 2.2%
Arconic, Scd. Notes	6.13	2/15/2028	4,960,000	[b]	5,263,899
FMG Resources, Gtd. Notes	4.38	4/1/2031	1,820,000	[b]	1,882,972
Freeport-McMoRan, Gtd. Notes	4.63	8/1/2030	1,905,000		2,062,163
Freeport-McMoRan, Gtd. Notes	5.45	3/15/2043	2,665,000		3,284,613
Hudbay Minerals, Gtd. Notes	4.50	4/1/2026	3,027,000	[b]	3,000,514
Hudbay Minerals, Gtd. Notes	6.13	4/1/2029	2,298,000	[b]	2,410,142
Kaiser Aluminum, Gtd. Notes	4.63	3/1/2028	1,628,000	[b]	1,682,945
Novelis, Gtd. Notes	3.88	8/15/2031	1,732,000	[b]	1,715,200
Novelis, Gtd. Notes	4.75	1/30/2030	3,345,000	[b]	3,525,463
				24,827,911
Real Estate - 3.6%
Apollo Commercial Real Estate Finance, Sr. Scd. Notes	4.63	6/15/2029	1,018,000	[b]	988,794
Greystar Real Estate Partners, Sr. Scd. Notes	5.75	12/1/2025	3,770,000	[b]	3,834,448
Iron Mountain, Gtd. Notes	5.25	7/15/2030	5,010,000	[b]	5,323,025
Ladder Capital Finance Holdings, Gtd. Notes	4.25	2/1/2027	3,235,000	[b]	3,206,694
Ladder Capital Finance Holdings, Gtd. Notes	4.75	6/15/2029	2,400,000	[b]	2,386,080
Ladder Capital Finance Holdings, Gtd. Notes	5.25	10/1/2025	2,350,000	[b]	2,382,313
Park Intermediate Holdings, Sr. Scd. Notes	4.88	5/15/2029	3,990,000	[b]	4,111,595
RLJ Lodging Trust, Sr. Scd. Notes	4.00	9/15/2029	3,427,000	[b]	3,425,938
SBA Communications, Sr. Unscd. Notes	3.88	2/15/2027	2,190,000		2,272,125
Starwood Property Trust, Sr. Unscd. Notes	5.50	11/1/2023	3,155,000	[b]	3,313,476
VICI Properties, Gtd. Notes	4.13	8/15/2030	2,150,000	[b]	2,281,688
VICI Properties, Gtd. Notes	4.63	12/1/2029	2,995,000	[b]	3,223,369
XHR, Sr. Scd. Notes	4.88	6/1/2029	4,015,000	[b]	4,128,785
				40,878,330
Retailing - 3.3%
BCPE Ulysses Intermediate, Sr. Unscd. Notes	7.75	4/1/2027	3,000,000	[b,c,d]	2,982,225
Golden Nugget, Sr. Unscd. Notes	6.75	10/15/2024	2,105,000	[b]	2,110,368
LBM Acquisition, Gtd. Notes	6.25	1/15/2029	2,980,000	[b]	2,982,727
Macy's Retail Holdings, Gtd. Notes	4.50	12/15/2034	3,210,000		3,161,240

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Retailing - 3.3% (continued)
Park River Holdings, Gtd. Notes		5.63	2/1/2029	4,270,000	[b]	4,142,903
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	3,580,000	[b]	3,594,302
SRS Distribution, Gtd. Notes		6.13	7/1/2029	2,250,000	[b,c]	2,320,335
SRS Distribution, Sr. Scd. Notes		4.63	7/1/2028	1,330,000	[b]	1,358,529
Staples, Sr. Scd. Notes		7.50	4/15/2026	2,366,000	[b]	2,402,685
Staples, Sr. Unscd. Notes		10.75	4/15/2027	4,801,000	[b,c]	4,680,975
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	3,280,000	[b]	3,464,762
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	4,806,000	[b,c,d]	4,970,605
					38,171,656
Technology Hardware & Equipment - .3%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	2,935,000	[b]	3,540,592
Telecommunication Services - 5.9%
Altice France, Sr. Scd. Notes		5.13	7/15/2029	3,770,000	[b]	3,701,556
Altice France, Sr. Scd. Notes		5.50	10/15/2029	5,098,000	[b,f]	5,052,972
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,480,000	[b]	1,594,330
Altice France Holding, Gtd. Notes		6.00	2/15/2028	2,120,000	[b]	2,039,270
CommScope, Gtd. Notes		7.13	7/1/2028	3,130,000	[b,c]	3,198,484
CommScope, Gtd. Notes		8.25	3/1/2027	530,000	[b]	555,427
CommScope, Sr. Scd. Notes		4.75	9/1/2029	4,570,000	[b]	4,570,000
CommScope, Sr. Scd. Notes		6.00	3/1/2026	3,445,000	[b]	3,581,353
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	5,801,000	[b]	6,076,896
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	2,090,000		2,244,670
Intrado, Gtd. Notes		8.50	10/15/2025	1,723,000	[b,c]	1,714,273
Level 3 Financing, Gtd. Notes		3.63	1/15/2029	4,055,000	[b]	3,933,350
Level 3 Financing, Gtd. Notes		3.75	7/15/2029	1,450,000	[b]	1,403,209
Lumen Technologies, Sr. Unscd. Notes		5.13	12/15/2026	2,600,000	[b]	2,700,750
Sprint, Gtd. Notes		7.63	3/1/2026	3,265,000		3,960,363
Telecom Italia Capital, Gtd. Notes		6.00	9/30/2034	3,420,000		3,843,225
T-Mobile USA, Gtd. Notes		2.25	2/15/2026	1,705,000		1,726,313
T-Mobile USA, Gtd. Notes		3.50	4/15/2031	2,690,000	[b]	2,840,330
T-Mobile USA, Gtd. Notes		4.75	2/1/2028	1,650,000		1,755,188
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	2,068,000	[b]	2,098,363
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	720,000	[b]	759,218
Viavi Solutions, Gtd. Notes		3.75	10/1/2029	3,675,000	[b]	3,687,679
Vmed O2 UK Financing I, Sr. Scd. Notes		4.25	1/31/2031	4,350,000	[b]	4,344,562
					67,381,781
Transportation - .5%
First Transit Parent, Sr. Scd. Notes		4.00	7/31/2029	5,828,000	[b]	5,755,150
Utilities - 1.9%
Calpine, Sr. Scd. Notes		4.50	2/15/2028	2,700,000	[b]	2,757,375
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	2,209,000	[b]	2,211,761

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.7% (continued)
Utilities - 1.9% (continued)
Calpine, Sr. Unscd. Notes		5.13	3/15/2028	1,565,000	[b]	1,586,885
Clearway Energy Operating, Gtd. Notes		3.75	2/15/2031	2,265,000	[b]	2,273,494
NRG Energy, Gtd. Notes		3.88	2/15/2032	1,568,000	[b]	1,552,320
Pattern Energy Operations, Gtd. Notes		4.50	8/15/2028	3,590,000	[b]	3,747,062
Pike, Gtd. Notes		5.50	9/1/2028	4,040,000	[b]	4,122,355
Vistra Operations, Sr. Unscd. Notes		4.38	5/1/2029	3,270,000	[b]	3,294,133
					21,545,385
Total Bonds and Notes (cost $986,196,231)				1,012,227,135

Floating Rate Loan Interests - 7.0%
Automobiles & Components - .2%
Autokiniton US Holdings, Closing Date Term Loan B, 12 Month LIBOR +4.50%		5.00	4/6/2028	2,859,057	[e]	2,862,631
Chemicals - .3%
Flexsys, Term Loan B, 1 Month LIBOR +5.25%		6.00	8/12/2028	3,480,000	[e]	3,471,300
Commercial & Professional Services - .3%
Praesidiad, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2024	1,000,000	[e]	1,033,538
Travelport Finance Luxembourg, Term Loan, 3 Month LIBOR +8.00%		9.75	2/28/2025	2,284,494	[e]	2,375,463
					3,409,001
Consumer Discretionary - .7%
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	2,872,788	[e]	2,861,411
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		4.58	7/20/2025	3,339,763	[e]	3,346,475
Silk Bidco, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	2/22/2025	2,000,000	[e]	2,198,178
					8,406,064
Environmental Control - .2%
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		4.89	8/12/2028	2,528,090	[e]	2,532,843
Forest Products & Paper - .3%
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.75	3/18/2028	2,872,583	[e]	2,882,163
Health Care - .5%
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	5,640,863	[e]	5,697,271

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.0% (continued)
Information Technology - 1.3%
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%	5.00	12/16/2025	2,905,400	[e]	2,914,029
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%	4.50	6/13/2024	2,913,026	[e]	2,893,698
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%	4.75	12/1/2027	3,507,375	[e]	3,523,351
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%	4.75	12/1/2027	1,223,850	[e]	1,227,369
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%	5.75	12/1/2027	4,089,411	[e]	4,108,263
				14,666,710
Insurance - .8%
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%	5.33	1/15/2029	790,155	[e]	787,489
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.33	2/3/2028	4,478,000	[e]	4,470,544
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.58	2/28/2025	4,382,804	[e]	4,382,804
				9,640,837
Materials - .3%
LABL, USD Facility Term Loan B, 1 Month LIBOR +4.00%	4.08	7/2/2026	3,076,515	[e]	3,076,900
Media - .8%
DIRECTV Financing, Closing Date Term Loan, 3 Month LIBOR +5.00%	5.75	8/2/2027	7,060,000	[e]	7,072,496
Radiate Holdco, Term Loan B, 1 Month LIBOR +3.50%	4.25	9/25/2026	2,359,058	[e]	2,359,742
				9,432,238
Retailing - .5%
Great Outdoors Group, Term Loan B-1, 3 Month LIBOR +4.25%	5.00	3/5/2028	3,971,615	[e]	3,992,963
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.13	4/12/2026	1,308,308	[e]	1,251,069
				5,244,032
Technology Hardware & Equipment - .4%
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%	5.00	5/25/2028	3,332,526	[e]	3,349,422
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%	5.00	5/25/2028	677,802	[e]	681,238
				4,030,660

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 7.0% (continued)
Telecommunication Services - .4%
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	1,698,454	[e]	1,688,747
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	2,653,492	[e]	2,618,638
				4,307,385
Total Floating Rate Loan Interests (cost $78,519,035)			79,660,035
Description			Shares		Value ($)
Common Stocks - .1%
Information Technology - .0%
Skillsoft			46,443	[g]	542,919
Media - .1%
Altice USA, Cl. A			29,000	[g]	600,880
Total Common Stocks (cost $1,055,330)			1,143,799

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares iBoxx High Yield Corporate Bond ETF			64,752	[c]	5,665,152
SPDR Bloomberg Barclays High Yield Bond ETF			51,886	[c]	5,674,253
Total Exchange-Traded Funds (cost $11,342,773)			11,339,405
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $1,054,987)	0.02	10/28/2021	1,055,000	[h]	1,054,952
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $38,981,467)	0.06		38,981,467	[i]	38,981,467

Investment of Cash Collateral for Securities Loaned - 4.2%
Registered Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $48,364,071)	0.02		48,364,071	[i]	48,364,071

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,165,513,894)	104.5%	1,192,770,864
Liabilities, Less Cash and Receivables	(4.5%)	(50,926,238)
Net Assets	100.0%	1,141,844,626

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SPDR—Standard & Poor's Depository Receipt

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $842,875,472 or 73.82% of net assets.

c Security, or portion thereof, on loan. At September 30, 2021, the value of the fund’s securities on loan was $59,487,916 and the value of the collateral was $63,404,659, consisting of cash collateral of $48,364,071 and U.S. Government & Agency securities valued at $15,040,588.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Purchased on a when—issued basis.

g Non-income producing security.

h Security is a discount security. Income is recognized through the accretion of discount.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	40,076,212	−	40,076,212
Corporate Bonds	−	972,150,923	−	972,150,923
Equity Securities – Common Stocks	1,143,799	−	−	1,143,799
Exchange-Traded Funds	11,339,405	−	−	11,339,405
Floating Rate Loan Interests	−	79,660,035	−	79,660,035
Investment Companies	87,345,538	−	−	87,345,538
U.S. Treasury Securities	−	1,054,952	−	1,054,952
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	361,483	−	361,483

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Fund

September 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs
United States Dollar	2,597,345	British Pound	1,920,000	10/28/2021	10,244
United States Dollar	43,928,129	Euro	37,600,000	10/28/2021	351,239
Gross Unrealized Appreciation					361,483

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2021, accumulated net unrealized appreciation on investments was $27,256,970, consisting of $32,893,344 gross unrealized appreciation and $5,636,374 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.